Shareholders' Equity (Details) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2013
Warrant [Member]
Shareholders' Equity [Line Items]
Number of Options, Beginning balance	1,557,980
Issued, Number of Warrants	798,872
Number Of Warrants Exchanged For Shares	(1,948,948)
Number of Options, Ending balance	407,904
Weighted Avg-Exercise Price, Beginning balance	$ 4.16
Issued, Weighted Average Exercise Price	$ 3.80
Weighted Avg Exercise Price Exchanged For Shares	$ 4.02
Weighted Avg Exercise-Price, Ending balance	$ 3.35
Weighted Remaining Contractual Life (Years), Balance, December 31, 2013	3 years 5 months 5 days